Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	£ 96,606	£ 104,605
Current assets	12,684	14,294
Total non-current liabilities	46,621	50,161
Non-current borrowings	31,708	32,638
Current liabilities	14,524	18,743
Current borrowings	£ 3,362	£ 4,312